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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 1999.
Check here if Amendment             [  ];  Amendment Number:
This Amendment (Check only one.):   [  ]   is a restatement
                                    [   ]  adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name               SC Fundamental, Inc.
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Address            10 East 50th Street
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                   New York, NY 10019
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         Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Peter M. Collery
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Title:                Vice President
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Phone:               212-888-9100
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Signature, Place, and Date of Signing:


  /S/   PETER M. COLLERY        New York, New York           May 14, 1999
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         [Signature]             [City, State]                  [Date]



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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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  Item 1                             Item 2          Item 3         Item 4             Item 5                        Item 6
 -------                             ------         --------       --------         -----------         ---------------------------

Name of Issuer                        Title of      Cusip Number  Fair Market    Shares or Principal    A) Sole  B)Shared  C)Shared
                                      Class                          Value          Amount                                   Other
Agribrands Intl Inc                   CS            00849R10500      420,800        12,800                  X

Greater Delaware Valley Savings Bank  CS            39168810800      535,050        52,200                  X

AMRESCO Capital Trust                 CS            03191910300       294,450       30,200                  X

Avartar Holdings Inc. 7%              CB            053494AD200      5,200,000      65,000                  X

Concurrent Computer Corp              CS            20671020400         64,000      16,000                  X

Curative Health Services Inc          CS            23126410200      5,170,400     449,600                  X

Chartwell Re Corporation              CS            16139W10900      6,900,000     400,000                  X

EMCOR Group Inc                       CS            29084Q10000        309,375      18,000                  X

EP MedSystems Inc                     CS            26881P10300      2,019,600     734,400                  X

Immulogic Pharmaceutical Corp         CS            45252R10000      1,875,000   1,000,000                  X

Jacksonville Savings Bank             CS            46969610800        130,500      13,500                  X

Cadus Pharmaceutical Corp             CS            12763910200        169,000      169,000                 X

La Jolla Pharmaceutical Co            CS            50345910900        503,738      191,900                 X

Loews Corp                            CS            54042410800        298,500        4,000                 X

Creative Computers Inc                CS            22527E10700      1,152,281       38,250                 X

MAPICS Inc                            CS            56491010700        227,550       29,600                 X

Maxwell Shoe Company Inc Cl A         CS            57776610800        412,620       47,840                 X

Medical Resources Inc                 CS            58461Q40900        423,153      199,131                 X

Baycorp Holdings                      CS            07272810800      2,490,309      830,103                 X

National RV Holdings Inc              CS            63727710400      2,212,478       99,999                 X

Progenitor Inc                        CS            74318810400              0      474,400                 X

Professionals Group Inc               CS            74295410000      3,961,913      150,930                 X

Scottish Annuity and Life Holdings    CS            G7885T10400      4,929,600      505,600                 X

Scottish Annuity and Life Holdings    CS            G7885T10400      1,462,500      150,000                 X

SCPIE Holdings Inc                    CS            78402P10400      3,192,628      117,430                 X

SCPIE Holdings Inc                    CS            78402P10400      2,244,872       82,570                 X

Splash Technology Holdings Inc        CS            84862310400      2,041,850      336,800                 X

Suiza Foods Corp                      CS            86507710100        269,500        8,000                 X

Total Renal Care Holdings Inc         CS            89151A10700        281,600       25,600                 X

Thousand Trails Inc                   CS            88550210400      5,416,679    1,238,098                 X

                                                                    54,609,945
258218

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
                                       Item 7               Item 8
                                      -------      ----------------------------
Name of Issuer                        Managers      A)Sole    B)Shared     C)None

Agribrands Intl Inc                                     1            X

Greater Delaware Valley Savings Bank                    1            X

AMRESCO Capital Trust                                   1            X

Avartar Holdings Inc. 7%                                1            X

Concurrent Computer Corp                                1            X

Curative Health Services Inc                            1            X

Chartwell Re Corporation                                1            X

EMCOR Group Inc                                         1            X

EP MedSystems Inc                                       1            X

Immulogic Pharmaceutical Corp                           1            X

Jacksonville Savings Bank                               1            X

Cadus Pharmaceutical Corp                               1            X

La Jolla Pharmaceutical Co                              1            X

Loews Corp                                              1            X

Creative Computers Inc                                  1            X

MAPICS Inc                                              1            X

Maxwell Shoe Company Inc Cl A                           1            X

Medical Resources Inc                                   1            X

Baycorp Holdings                                        1            X

National RV Holdings Inc                                1            X

Progenitor Inc                                          1            X

Professionals Group Inc                                 1            X

Scottish Annuity and Life Holdings                      1            X

Scottish Annuity and Life Holdings                      1            X

SCPIE Holdings Inc                                      1            X

SCPIE Holdings Inc                                      1            X

Splash Technology Holdings Inc                          1            X

Suiza Foods Corp                                        1            X

Total Renal Care Holdings Inc                           1            X

Thousand Trails Inc                                     1            X

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